Offerings	Sep. 23, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes Due 2032
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 347,028,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,130.06
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) and Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrants' Registration Statements on Form S-3 (Nos. 333-279115 and 333-279115-01), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.000% Senior Notes Due 2032
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) and Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrants' Registration Statements on Form S-3 (Nos. 333-279115 and 333-279115-01), in accordance with Rules 456(b) and 457(r) under the Securities Act. (2) No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.